Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets and goodwill	€ 30,469	€ 31,778
Property, plant and equipment	228,456	197,941
Right-of-use assets	43,761	43,761
Other assets	1,748	1,666
Deferred tax assets	1,298	1,297
Total non-current assets	305,732	276,443
Current assets
Assets held for sale	9,887	10,467
Inventories	23,300	23,989
Trade receivables	10,475	6,295
Contract assets	119	2,707
Other financial assets	3,455	4,487
Prepaid expenses and other assets	25,453	40,287
Cash and cash equivalents	464,145	495,797
Total current assets	536,833	584,029
Total assets	842,566	860,472
Equity
Issued capital	26,871	23,400
Capital reserve	2,054,876	1,817,287
Treasury Shares		(1,481)
Accumulated deficit	(1,479,329)	(1,305,814)
Other comprehensive income	(153)	(139)
Total equity	602,265	533,253
Non-current liabilities
Lease liabilities	36,580	37,106
Contract liabilities	53,022	72,549
Provisions		61,320
Other liabilities	19	19
Total non-current liabilities	89,622	170,994
Current liabilities
Lease liabilities	5,534	4,980
Trade and other payables	12,570	73,463
Provisions	61,320	1,922
Other liabilities	31,068	40,491
Income taxes payable	637	610
Contract liabilities	39,549	34,759
Total current liabilities	150,679	156,225
Total liabilities	240,300	327,219
Total equity and liabilities	€ 842,566	€ 860,472